Retirement Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in projected benefit obligation:
Benefit obligation at beginning of year	$ 2,334	$ 2,425
Service cost	0	0	0
Interest cost	39	50	33
Actuarial loss (gain)	510	(141)
Benefit obligation at end of year	2,883	2,334	2,425
Change in plan assets:
Fair value at beginning of year	2,549	2,305
Actual return on plan assets	33	24
Employer contribution	97	220
Fair value at end of year	2,679	2,549	2,305
Funded status	(204)	215
Amounts recognized in the balance sheet consist of:
Prepaid pension costs	102	457
Accrued pension liabilities	(306)	(242)
Net amount recognized	$ (204)	$ 215